SUMMARY OF ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Significant Accounting Policies Abstract [Abstract]
Schedule of Disclosure of Principal Subsidiaries, their Jurisdiction, and the Company's Percentage Ownership Share
The Company’s principal subsidiaries, their jurisdiction of incorporation, and the Company’s percentage ownership share of each are as follows:

Subsidiary	Jurisdiction of Incorporation	Ownership percentage
Lion Holding USA Inc.	Delaware	100%
The Lion Electric Co USA Inc.	Delaware	100%
Lion Electric Manufacturing USA Inc.	Delaware	100%

Schedule of Disclosure of Estimated Useful Lives of Property, Plant and Equipment	The following estimated useful lives are applied:

Leasehold improvements	Earlier of useful life or remaining lease term
Machinery and equipment	7,000 units produced or 5 years
Rolling stock	5 years
Computer equipment	5 years
Furniture and office equipment	10 years
Production moulds	1,250 units produced
Master patterns and templates	7,000 units produced
Prototypes	3 years

Schedule of Disclosure of Subsequent Measurement of Finite-Live Intangible Assets	The following estimated useful lives are applied:

Software	5 years
Development costs	7,000 units produced